Equity-Method Investments (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				3 Months Ended	2 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Dynamic Offshore acquired by SandRidge Energy Inc. [member]	Jun. 30, 2012 Dynamic Offshore acquired by SandRidge Energy Inc. [member] Scenario, Forecast [Member]	Feb. 28, 2011 SPN Resources [Member]	Dec. 31, 2010 SPN Resources [Member]	Dec. 31, 2009 SPN Resources [Member]	Feb. 28, 2011 DBH [Member]	Dec. 31, 2009 DBH [Member]	Dec. 31, 2010 DBH [Member]	Oct. 31, 2009 DBH [Member]	Mar. 31, 2011 Dynamic Offshore [Member]	Dec. 31, 2011 Dynamic Offshore [Member]	Dec. 31, 2011 Dynamic Offshore [Member]	Dec. 31, 2009 Beryl Oil and Gas LP [Member]
Equity-Method Investments (Textual) [Abstract]
Percentage of limited partnership interest													10.00%
Equity-method investments	$ 72,472,000	$ 59,322,000					$ 43,600,000				$ 13,800,000			$ 70,600,000
Equity-method investments			36,486,000													36,500,000
Earnings from equity-method investments	16,394,000	8,245,000	(22,600,000)			200,000	1,200,000	7,600,000	900,000	1,000,000	7,100,000			15,000,000		14,000,000
Receivable from equity method investment							3,200,000				1,400,000			9,800,000
Receivables from Dynamic Offshore															14,000,000
Revenue from equity-method investment						300,000	11,400,000	11,000,000	900,000	2,400,000	4,100,000			44,900,000		7,000,000
Cash contributed to equity-method investment			8,694,000							8,700,000						57,800,000
Cash distributions received from equity-method investment							9,900,000	5,900,000			1,000,000			2,800,000
Equity-method ownership percentage												24.60%				40.00%
Net decrease in its investment in BOG																6,100,000
Net increase in revenue and its investment								600,000								200,000
Equity-Method Investments (Additional Textual) [Abstract]
Cash Consideration to be Paid for Dynamic Offshore				34,100,000
Share Issuable in Acquisition of Dynamic Offshore				7.0
Gain loss from Equity method investment					$ 18,000,000